COMBINED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax benefit (expense) on currency translation adjustments	$ 28	$ (14)	$ (5)
Tax benefit (expense) on pension and other employee benefits	5	(2)	9
Available-for-sale securities and other, tax (expense) benefit	$ 2	$ (3)	$ (1)